COMMON STOCK (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock compensation	$ 2	$ 0	$ 11	$ 672
Restricted shares	16,667		41,667